OTHER CURRENT ASSETS - Summary of other current assets (Parenthetical) (Detail) - CNY (¥)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Other Assets [Abstract]
Proceeds from sale of buildings	¥ 100,300,000	¥ 100,300,000
Due from a rental service company, written off	41,074,000	41,074,000
Due from a rental service company	0	0	¥ 52,410,000
Impairment of deductible input value added tax		76,531,000
Deposit for share settlement	¥ 19,279,000	¥ 19,279,000